Shareholder Report, Average Annual Return (Details) LMA2400_ClearBridge Small Cap Growth Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	14.50%	3.58%	9.01%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	15.50%	3.58%	9.01%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%